Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payments [Abstract]
Number and weighted average exercise prices of share options
The number and weighted average exercise prices of share options are as follows:

Number of shares issuable	Number of share options (#)	Weighted average exercise price ($)
Outstanding at 1 January 2019 - adjusted	743,615	15.69
Awards granted	2,911,260	40.93
Awards exercised	(42,870)	0.74
Awards forfeited	(32,890)	28.15
Outstanding at 31 December 2019	3,579,115	36.26
Awards granted	1,122,680	17.46
Awards exercised	(13,880)	5.98
Awards forfeited	(136,556)	22.29
Outstanding at 31 December 2020	4,551,359	17.16
Awards granted	4,702,027	26.56
Awards exercised	(76,762)	17.01
Awards forfeited	(290,664)	31.24
Awards replacing Growth Shares	312,500	38.72
Outstanding at December 31, 2021	9,198,460	22.31
Exercisable at December 31, 2021	2,663,600	18.13

The number and weighted average hurdle rate of growth shares are as follows:

Number of shares issuable	Number of growth shares	Weighted average hurdle rate $
Outstanding at January 1, 2019	592,230	46.39
Awards forfeited	(301,200)	46.39
Awards replaced with options	—
Outstanding at December 31, 2019	291,030	46.39
Awards granted	171,300	30.13
Awards forfeited	(147,874)	46.39
Awards replaced with options	—
Outstanding at December 31, 2020	314,456	37.53
Awards forfeited	(1,956)	40.95
Awards replaced with options	(312,500)	37.49
Outstanding at December 31, 2021	—	—
Exercisable at December 31, 2021	—	—

Weighted average remaining contractual life of outstanding share options
For share options outstanding at December 31, 2021, the range of exercise prices and weighted average remaining contractual life are as follows:

Share options
Exercise price £	Number of options	Weighted average remaining contractual life
11.83	439,220	3.2
17.46	3,915,749	8.7
26.00	4,433,612	9.3
32.98	16,545	4.1
36.79	161,500	9.8
39.02	4,000	9.5
40.93	114,045	7.4
41.74	51,944	9.3
46.39	61,845	9.1

Awards granted under the share option plan assumptions	The assumptions used in the models for share options granted during year ended December 31, 2021, are as follows:

	February 2021	April 2021	July 2021	October 2021
Share price at grant date	$26.00	$41.74	$39.02	$36.79
Exercise price	$26.00	$41.74	$39.02	$36.79
Expected volatility	88%	89%	85%	84%
Expected life (years)	4 years	4 years	4 years	4 years
Risk free rate	(0.05)%	0.25%	0.26%	83.93%
Fair value	$16.16	$26.18	$23.69	$22.18

The assumptions used in the models for previous awards granted are as follows and adjusted to reflect our corporate reorganisation and IPO outlined further above.

	Growth shares		Share options
	Apr-20	Jun-20	Apr- 20	Jun- 20	Oct-20	Nov- 20
Share price at grant date	$17.46	$17.46	$17.46	$17.46	$17.46	$17.46
Exercise price	—	—	$17.46	$17.46	$17.46	$17.46
Hurdle rate	$17.46 - 46.39	$17.46	—	—	—	—
Expected volatility	91%	102%	79%	85%	87%	87%
Expected life (years)	1	1	3	3	3	3
Risk free rate	0.03%	(0.02)%	0.03%	(0.03)% – 0.02%	(0.07)%	(0.01)%
Fair value	$0.58 - 1.92	$1.92	$8.84	$9.37 - 9.36	$9.59	$9.55

	Growth shares	Share options	Share options	Share options
	Apr-17	May-19	Apr-17	2016
Share price at grant date	$40.93	$17.46	$40.93	$38.20
Exercise price	—	$40.93	$40.93	$11.83 - 40.93
Hurdle rate	$46.39	—	—	—
Expected volatility	65%	67%	65%	60%
Expected life (years)	2.7	1.9 yrs - 3 yrs	5	5
Risk free rate	0.15%	0.69% - 0.71%	0.42%	0.62% - 1.41%
Fair value	$15.98	$3.26	$22.00	$21.06 - 29.45